UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:

811-23812

Elevation Series Trust

(Exact Name of Registrant as Specified in Charter)

1700 Broadway, Suite 1850

Denver, CO 80290

(Address of Principal Executive Offices) (Zip Code)

Nicholas Adams

Elevation Series Trust

1700 Broadway, Suite 1850

Denver, CO 80290

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code:

303-226-4150

With a copy to:

JoAnn M. Strasser

Thompson Hine LLP

17th Floor

41 South High Street

Columbus, Ohio 43215

Date of Fiscal Year End: July 31st

Date of Reporting Period: August 1, 2024 – July 31, 2025

Item 1.	Reports to Shareholders.

(a)	The Report to Shareholders is attached herewith.

This annual shareholder report contains important information about the Sovereign's Capital Flourish Fund  for the period of August 1, 2024 to July 31, 2025. Please contact us at +1 (800) 465-1403 or info@sovereignscapital.com or visit our website at https://www.scetfs.com/sovf for additional information.

ANNUAL SHAREHOLDER REPORT

July 31, 2025

NYSE Arca, Inc.: SOVF

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Sovereign's Capital Flourish Fund	$73	0.75%

HOW DID THE FUND PERFORM THE PAST YEAR?

In the 12 months ended 07/31/2025, the Flourish Fund’s (SOVF) net asset value declined 3.88%, trailing the S&P 1500 Equal Weight Index by 502 basis points owing to a difficult stretch of performance during the 1Q25 earnings season and part of the 2Q25 reporting period. While many of the companies the fund invested in performed in-line with or better than the market, a few companies missed their guided revenue and earnings targets amid tariffs, healthcare & immigration reform, and a change in behavior and spending patterns in the wake of artificial intelligence. This resulted in a roughly 7% reduction in 2025 consensus analyst earnings forecasts for the combined companies within the Fund, worse than the roughly 2% reduction for the S&P 1500 constituents.

While we are disappointed with the relative performance, particularly in the last four months, the underperformance which only appeared during the last four months has been short-lived. Longer term, we believe the fund’s process of identifying, evaluating and investing in companies with strong cultures led by faith-driven CEOs, as determined by our proprietary process, collectively provide a foundation for attractive performance relative to the broader market.

Finally, with regards to Impact, we believe we are among the only fund complexes in the faith-driven investment industry that takes a unique approach to identify attractive, faith-driven cultures that we believe possess a competitive advantage in attracting and retaining talent. In addition, we are building relationships with the CEOs of these companies. We have hosted 4 public company CEO roundtables in the last 2 years. We hosted 27 attendees in all, and following every roundtable, we have been encouraged to see CEOs install programs such as chaplaincy, employee benevolence funds, re-write corporate values, and even take steps to sit on each other’s boards to support faith-driven cultures from the top down. We believe hundreds of thousands of employees at these companies have been positively impacted by the new programs that CEOs have adopted coming out of these roundtables over the past 2 years.

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

	Sovereign's Capital Flourish Fund	S&P Composite 1500 Equal Weight Total Return Index
Sep'23	10,000	10,000
Jul'24	12,394	12,339
Jul'25	11,912	12,480

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$114,430,900
# of Portfolio Holdings	76
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$673,866

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	Since Inception (September 29, 2023)
Sovereign's Capital Flourish Fund - NAV	-3.88%	9.99%
S&P Composite 1500 Equal Weight Total Return Index	1.14%	12.81%

Past performance does not guarantee future results. Call +1 (800) 465-1403 or visit https://www.scetfs.com/sovf for current month-end performance.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Software & Tech Services 17.51%
Health Care 10.92%
Industrial Services 10.75%
Insurance 9.78%
Tech Hardware & Semiconductors 8.91%
Consumer Discretionary Products 7.49%
Industrial Products 6.86%
Financial Services 5.23%
Consumer Staple Products 4.45%
Utilities 4.32%
Oil & Gas 3.35%
Real Estate 3.06%
Retail & Wholesale - Staples 2.38%
Materials 2.29%
Banking 1.78%
Media 0.62%
Money Market 0.30%

Value	Value
Money Market	0.30%
Media	0.62%
Banking	1.78%
Materials	2.29%
Retail & Wholesale - Staples	2.38%
Real Estate	3.06%
Oil & Gas	3.35%
Utilities	4.32%
Consumer Staple Products	4.45%
Financial Services	5.23%
Industrial Products	6.86%
Consumer Discretionary Products	7.49%
Tech Hardware & Semiconductors	8.91%
Insurance	9.78%
Industrial Services	10.75%
Health Care	10.92%
Software & Tech Services	17.51%

COUNTRY

(Expressed as % of Total Investments)

United States
97.70%
United Kingdom
1.74%
Canada
0.56%

Value	Value
Canada	0.56%
United Kingdom	1.74%
United States	97.70%

Sovereign's Capital Flourish Fund

ANNUAL SHAREHOLDER REPORT

July 31, 2025

NYSE Arca, Inc.: SOVF

+1 (800) 465-1403

info@sovereignscapital.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.scetfs.com/sovf.

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)	As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(b)	For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)         Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)         Full, fair, accurate, timely, and understandable disclosure in reports and documents that a Registrant files with, or submits to, the Commission and in other public communications made by the Registrant;

(3)         Compliance with applicable governmental laws, rules, and regulations;

(4)         The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)         Accountability for adherence to the code.

(c)	During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) of this report.

(d)	During the period covered by this report, the Registrant had not granted any express or implicit waivers from the provisions of the code of ethics adopted in Item 2(a) of this report.

(e)	Not applicable.

(f)	The Registrant's code of ethics referred to in Item 2(a) above is attached as Exhibit 19(a)(l), hereto.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by the report, the Registrant’s Board of Trustees has determined that Kimberly Storms is qualified to serve as an audit committee financial expert serving on its audit committee and that she is “independent,” as defined in paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees: The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $18,500 for the fiscal period from September 29, 2023 – July 31, 2024 and $15,100 for the fiscal year ended July 31, 2025.

(b)	Audit-Related Fees: The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and which are not reported under (a) of this Item were $0 for the fiscal period from September 29, 2023 – July 31, 2024 and $0 for the fiscal year ended July 31, 2025.

(c)	Tax Fees: The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning, and include preparation of Form 1120 RIC, Form 8613, state tax returns and the review of excise dividend calculations were $3,500 for the fiscal period from September 29, 2023 – July 31, 2024 and $3,500 for the fiscal year ended July 31, 2025.

(d)	All Other Fees: The aggregate fees billed for services other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal period from September 29, 2023 – July 31, 2024 and $0 for the fiscal year ended July 31 2025.

(e)(1)	The Registrant’s audit committee pre-approves all audit and non-audit services to be performed by the Registrant’s accountant before the accountant is engaged by the Registrant to perform such services. Under the audit committee’s charter, pre-approval of permitted non-audit services by the Registrant’s accountant is not required if: (i) the aggregate amount of all permitted non-audit services is not more than 5% of the total revenues paid by the Registrant to the accountant in the fiscal year in which the non-audit services are provided; (ii) such services were not recognized by the Registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the audit committee and approved by the audit committee or a designated audit committee member prior to the completion of the audit of the Registrant’s annual financial statements.

(e)(2)	There were no services described in (b) through (d) above (including services required to be approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant were $0 for the fiscal period from September 29, 2023 – July 31, 2024 and $0 for the fiscal year ended July 31, 2025.

(h)	The Registrant’s Audit Committee has considered whether the provision of non-audit services by Registrant’s independent registered public accounting firm to the Registrant’s investment advisor, and any entity controlling, controlled, or under common control with the investment advisor that provided ongoing services to the Registrant that were not pre-approved by the Committee was compatible with maintaining the independence of the independent registered public accounting firm.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

The Registrant has an audit committee which was established by its Board of Trustees in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 as amended. The members of the Registrant’s audit committee are Kimberly Storms and Steven Norgaard.

Item 6.	Investments.

(a)	The Registrant’s full schedule of investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(NYSE Arca, Inc.: SOVF)

Annual Financial Statements

July 31, 2025

Sovereign’s Capital Flourish Fund

SCHEDULE OF INVESTMENTS

July 31, 2025

	Shares	Value
COMMON STOCKS - 99.73%
Banking - 1.77%
Triumph Financial, Inc.(a)	35,814	$2,031,370

Consumer Discretionary Products - 7.49%
Columbia Sportswear Co.	15,729	889,790
Grand Canyon Education, Inc.(a)	18,796	3,169,569
LCI Industries	32,697	3,106,215
Miller Industries, Inc.	34,478	1,404,978
		8,570,552

Consumer Staple Products - 4.45%
Coca-Cola Consolidated, Inc.	23,770	2,656,297
J & J Snack Foods Corp.	3,901	440,384
Tyson Foods, Inc., Class A	26,205	1,370,521
Westrock Coffee Co.(a)	93,810	623,837
		5,091,039

Financial Services - 5.23%
Charles Schwab Corp.	11,622	1,135,818
P10, Inc., Class A	156,734	1,927,828
Raymond James Financial, Inc.	11,744	1,962,775
S&P Global, Inc.	1,738	957,812
		5,984,233

Health Care - 10.92%
Amicus Therapeutics, Inc.(a)	399,056	2,390,346
Becton, Dickinson and Co.	1,615	287,874
Molina Healthcare, Inc.(a)	17,926	2,829,978
National HealthCare Corp.	16,113	1,547,331
NeoGenomics, Inc.(a)	40,688	196,930
Option Care Health, Inc.(a)	51,491	1,511,261
ResMed, Inc.	5,410	1,471,195
U.S. Physical Therapy, Inc.	30,928	2,262,383
		12,497,298

Industrial Products - 6.87%
AZZ, Inc.	15,001	1,642,610
CSW Industrials, Inc.	4,150	1,076,842
Douglas Dynamics, Inc.	73,905	2,113,683
IDEX Corp.	2,772	453,250
ITT, Inc.	6,438	1,094,202
Lincoln Electric Holdings, Inc.	6,064	1,476,584
		7,857,171
	Shares	Value
Industrial Services - 10.76%
APi Group Corp.(a)	25,537	$921,120
EMCOR Group, Inc.	1,861	1,167,759
Fastenal Co.	15,276	704,682
H&R Block, Inc.	25,863	1,405,395
Healthcare Services Group, Inc.(a)	149,164	1,940,624
Insperity, Inc.	56,133	3,344,404
J.B. Hunt Transport Services, Inc.	3,400	489,770
Kforce, Inc.	15,993	557,356
United Parcel Service, Inc., Class B	13,258	1,142,309
Waste Connections, Inc.	3,409	636,358
		12,309,777

Insurance - 9.79%
American Financial Group, Inc.	20,548	2,566,445
Arthur J. Gallagher & Co.	5,383	1,546,267
Erie Indemnity Co., Class A	2,364	842,151
Goosehead Insurance, Inc., Class A	17,479	1,589,016
Primerica, Inc.	10,264	2,726,426
The Progressive Corp.	7,972	1,929,543
		11,199,848

Materials - 2.29%
Greif, Inc., Class A	41,340	2,622,196

Media - 0.62%
Advantage Solutions, Inc.(a)	514,985	705,529

Oil & Gas - 3.35%
APA Corp.	67,066	1,293,703
Devon Energy Corp.	38,859	1,290,896
Diamondback Energy, Inc.	8,413	1,250,677
		3,835,276

Real Estate - 3.06%
Camden Property Trust	5,178	565,438
CBRE Group, Inc., Class A(a)	14,764	2,299,345
SBA Communications Corp., Class A	2,833	636,632
		3,501,415

Retail & Wholesale - Staples - 2.38%
Copart, Inc.(a)	11,010	499,083
O’Reilly Automotive, Inc.(a)	7,080	696,106
US Foods Holding Corp.(a)	9,627	802,218
Walmart, Inc.	7,427	727,697
		2,725,104

See Notes to Financial Statements

Sovereign’s Capital Flourish Fund

SCHEDULE OF INVESTMENTS

July 31, 2025 (Continued)

	Shares	Value
Software & Tech Services - 17.52%
Alkami Technology, Inc.(a)	97,780	$2,179,516
Automatic Data Processing, Inc.	2,068	640,046
Endava PLC - Sponsored ADR(a)	155,613	1,991,846
Euronet Worldwide, Inc.(a)	32,135	3,122,879
Fiserv, Inc.(a)	22,708	3,155,050
HubSpot, Inc.(a)	875	454,694
Paycom Software, Inc.	6,261	1,449,672
Paylocity Holding Corp.(a)	7,884	1,457,594
Repay Holdings Corp., Class A(a)	515,368	2,535,611
Science Applications International Corp.	5,248	585,047
SPS Commerce, Inc.(a)	9,893	1,077,001
Verra Mobility Corp., Class A(a)	55,360	1,398,394
		20,047,350

Tech Hardware & Semiconductors - 8.91%
Arista Networks, Inc.(a)	10,024	1,235,157
Cisco Systems, Inc.	32,911	2,240,581
Diodes, Inc.(a)	22,645	1,117,983
NetApp, Inc.	29,590	3,081,207
Qorvo, Inc.(a)	9,513	795,287
Super Micro Computer, Inc.(a)	29,311	1,728,470
		10,198,685

Utilities - 4.32%
NextEra Energy, Inc.	16,530	1,174,622
Vistra Corp.	18,085	3,771,446
		4,946,068

TOTAL COMMON STOCKS (Cost $116,339,609)		114,122,911

MONEY MARKET FUNDS - 0.30%
Invesco Government & Agency Portfolio, Institutional Class, 7-Day Yield - 4.25%(b)	343,898	343,898

TOTAL MONEY MARKET FUNDS (Cost $343,898)		343,898

TOTAL INVESTMENTS - 100.03% (Cost $116,683,507)		$114,466,809

Liabilities In Excess of Other Assets - (0.03%)		(35,909)

NET ASSETS - 100.00%		$114,430,900

(a)	Non-income producing security.

(b)	Rate disclosed is 7-Day Yield as of July 31, 2025.

Investment Abbreviations:

ADR - American Depository Receipt

PLC - Public Limited Company

Percentages are stated as a percent of net assets.

See Notes to Financial Statements

Sovereign’s Capital Flourish Fund

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2025

ASSETS:
Investments, at value	$114,466,809
Dividends receivable	38,740
Total Assets	114,505,549
LIABILITIES:
Payable to Investment Advisor	74,649
Total Liabilities	74,649
NET ASSETS	$114,430,900

NET ASSETS CONSIST OF:
Paid in capital	$123,102,231
Total distributable earnings/(accumulated deficit)	(8,671,331)
NET ASSETS	$114,430,900

INVESTMENTS, AT COST	$116,683,507

Net asset value:
Net assets	$114,430,900
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	3,861,164
Net asset value, price per share	$29.64

See Notes to Financial Statements

Sovereign’s Capital Flourish Fund

STATEMENT OF OPERATIONS
For the Year Ended July 31, 2025

INVESTMENT INCOME:
Dividends*	$1,258,573
Total Investment Income	1,258,573
EXPENSES:
Investment advisory fees (Note 3)	673,866
Total Expenses	673,866
NET INVESTMENT INCOME	584,707
Net realized gain/(loss) on:
Investments	(6,231,726)
Investments sold in-kind	9,312,636
Total Net Realized Gain	3,080,910
Net change in unrealized appreciation/depreciation on:
Investments	(7,941,216)
Total Net Change in Unrealized Appreciation/Depreciation	(7,941,216)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(4,860,306)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,275,599)
*Foreign taxes withheld on dividends	$433

See Notes to Financial Statements

Sovereign’s Capital Flourish Fund

STATEMENTS OF CHANGES IN NET ASSETS

		For the Period
		September 29, 2023
		(Commencement of
	For the Year	Operations) through
	Ended July 31, 2025	July 31, 2024
OPERATIONS
Net investment income	$584,707	$136,668
Net realized gain	3,080,910	2,453,208
Net change in unrealized appreciation/depreciation	(7,941,216)	5,124,123
Net increase/(decrease) in net assets resulting from operations	(4,275,599)	7,713,999
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(273,101)	(51,290)
Net decrease in net assets from distributions	(273,101)	(51,290)
BENEFICIAL INTEREST TRANSACTIONS
Shares sold	89,490,569	64,616,216
Shares redeemed	(29,008,195)	(13,781,699)
Net increase in net assets derived from share transactions	60,482,374	50,834,517
Net increase in net assets	55,933,674	58,497,226
NET ASSETS
Beginning of period	58,497,226	–
End of period	$114,430,900	$58,497,226

See Notes to Financial Statements

Sovereign’s Capital Flourish Fund

FINANCIAL HIGHLIGHTS

		For the Period
		September 29, 2023
	For the Year	(Commencement of
	Ended	Operations) through
	July 31, 2025	July 31, 2024
Net Asset Value - Beginning of Period	$30.93	$25.00	(a)

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.20	0.12
Net realized and unrealized gain/(loss) on investments	(1.40)	5.86
Total from Investment Operations	(1.20)	5.98

DISTRIBUTIONS:
From distributable earnings	(0.09)	(0.05)
Total Distributions	(0.09)	(0.05)

Net Increase/(Decrease) in net asset value	(1.29)	5.93
Net Asset Value - End of Period	$29.64	$30.93
TOTAL RETURN(c)	(3.88%)	23.94%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$114,431	$58,497
Ratio of net operating expenses to average net assets	0.75%	0.75	%(d)
Ratio of net investment income to average net assets	0.65%	0.49	%(d)
Portfolio turnover rate(e)(f)	40%	41%

(a)	The net asset value at the beginning of the period represents the initial shares outstanding on September 29, 2023 (Commencement of Operations).

(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.

(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Excludes the impact of in-kind transactions.

(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

Sovereign’s Capital Flourish Fund

NOTES TO FINANCIAL STATEMENTS

July 31, 2025

NOTE 1 - ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These financial statements relate to one series of the Trust, Sovereign’s Capital Flourish Fund (the “Fund”). The Fund’s investment objective is to provide long-term capital appreciation. The Fund invests primarily in common stock of publicly traded U.S. companies that are selected by Sovereign’s Capital Management, LLC (the “Adviser”). The Adviser selects companies that are led by faith-driven CEOs that seek to build exceptional corporate cultures based on biblical values that allow employees to flourish. A company is considered a “U.S. company” if (i) the security is listed on a U.S. national securities exchange, (ii) the issuer is headquartered in the U.S., or (iii) the issuer derives a substantial portion of their revenues from, or has a substantial portion of its operations in, the U.S. The Fund commenced operations on September 29, 2023.

The Fund currently offers an unlimited number of shares of a single class, without par value, which are listed and traded on the NYSE Arca, Inc (the “Exchange”). The Fund issues and redeems shares only in creation units (“Creation Units”) which are offered on a continuous basis through Paralel Distributors LLC (the “Distributor”), without a sales load (but subject to transaction fees, if applicable), at the net asset value (“NAV”) per share next determined after receipt of an order in proper form pursuant to the terms of the Authorized Participant Agreement, calculated as of the scheduled close of regular trading on the Exchange on any day on which the Exchange is open for business. The Fund does not issue fractional Creation Units. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended.

During the year ended July 31, 2025, the Fund adopted FASB Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). An operating segment is a component of a Fund that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the Fund’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Portfolio Manager acts as the Fund’s CODM. The Fund is considered a single operating segment, and its performance and operating results are reviewed to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update 2013-08.

Portfolio Valuation: The NAV of the Fund is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV is determined by dividing the value of the Fund’s total assets less its liabilities by the number of shares outstanding.

Domestic equity securities traded on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day. If there has been no sale that business day, the securities are valued at the mean of the most recent bid and ask prices on the business day. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day. Portfolio securities traded in the over-the-counter market, but excluding NASDAQ, are valued at the last quoted sale price in such market. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Securities for which market quotations are not readily available, including circumstances under which the Adviser determines that prices received are unreliable, are valued at fair value according to procedures established and adopted by the Fund’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Fund’s valuation designee with respect to the fair valuation of the Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board.

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Sovereign’s Capital Flourish Fund

NOTES TO FINANCIAL STATEMENTS

July 31, 2025 (Continued)

The following is a summary of the Fund’s investments in the fair value hierarchy as of July 31, 2025:

Investments in Securities at Value(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$114,122,911	$–	$–	$114,122,911
Money Market Funds	343,898	–	–	343,898
Total	$114,466,809	$–	$–	$114,466,809

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded as of the ex-dividend date or for certain foreign securities when the information becomes available to the Fund. Certain dividend income from foreign securities will be recorded, in the exercise of reasonable diligence, as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date and may be subject to withholding taxes in these jurisdictions. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis using the effective yield method.

Cash and Cash Equivalents: Cash and cash equivalents may include demand deposits and highly liquid investments, typically with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value.

Distributions to Shareholders: Dividends from net investment income of the Fund, if any, are declared and paid annually or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are declared and distributed at least annually.

Federal Income Tax: For federal income tax purposes, the Fund currently intends to qualify, as a regulated investment company under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its earnings to its shareholders. Accordingly, no provision for federal income or excise taxes has been made.

Income and capital gain distributions are determined and characterized in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

As of and during the year ended July 31, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statement of Operations. As of July 31, 2025, there were no interest or penalties incurred by the Fund. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. There are no uncertain tax positions that require a provision for income taxes.

NOTE 3 - ADVISORY FEES AND OTHER AFFILIATED TRANSACTIONS

The Adviser serves as the investment adviser to the Fund. Pursuant to the Investment Advisory Agreement, the Fund pays the Adviser a unitary management fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser has agreed to pay substantially all of the expenses of the Fund, including the cost of transfer agency, custody, fund administration, securities lending and other non-distribution related services necessary for the Fund to operate, except for: the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends and other expense on securities sold short, taxes and related services, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, any distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and litigation expenses and other non-routine or extraordinary expenses.

Vident Asset Management (“VA” or the “Sub-Adviser”), which shares a parent company with the Adviser, serves as the sub-adviser to the Fund. Pursuant to a Sub-Advisory Agreement between the Trust, the Adviser, and the Sub-Adviser, the Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund. For the services it provides to the Fund, the Sub-Adviser is compensated by the Adviser out of its unitary management fee.

Paralel Technologies LLC (the “Administrator”), the parent company of the Distributor, serves as the Fund’s administrator and fund accountant pursuant to an Administration and Fund Accounting Agreement. The Administrator provides the Fund with certain administrative, tax and accounting services. Fees for these services are paid by the Adviser out of its unitary management fee.

The Distributor, a wholly owned subsidiary of the Administrator, acts as the principal underwriter for the Fund and distributes shares pursuant to a Distribution Agreement. Shares are continuously offered for sale by the Distributor only in Creation Units as described in Note 1. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority.

State Street Bank and Trust Company (“State Street”) serves as the custodian of the Fund’s assets pursuant to a Custody Agreement and as the transfer agent pursuant to a Transfer Agent Agreement. Fees for these services are paid by the Adviser out of its unitary management fee.

The officers and the Interested Trustee of the Trust are officers or employees of the Administrator and/or Distributor. No persons (other than the Independent Trustees) receive compensation for acting as a trustee or officer. For their services, Independent Trustees receive a quarterly retainer, meeting fees, as well as reimbursement for reasonable travel, lodging and other expenses in connection with attendance at meetings. Trustee fees and expenses are paid by the Adviser out of its unitary management fee.

Sovereign’s Capital Flourish Fund

NOTES TO FINANCIAL STATEMENTS

July 31, 2025 (Continued)

NOTE 4 - PURCHASES AND SALES OF SECURITIES

For the year ended July 31, 2025, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
Sovereign’s Capital Flourish Fund	$39,552,499	$35,928,391

For the year ended July 31, 2025, in-kind transactions associated with creations and redemptions were as follows:

Fund	In-Kind Purchases	In-Kind Sales
Sovereign’s Capital Flourish Fund	$85,987,576	$28,889,948

NOTE 5 - BENEFICIAL INTEREST TRANSACTIONS

Shares are purchased from or redeemed by the Fund only in Creation Unit size aggregations generally of 10,000 Shares with Authorized Participants. Authorized Participants must be either broker-dealers or other participants in the clearing process through the Continuous Net Settlement System of the NSCC, clearing agencies registered with the SEC, or DTC Participants and must execute a Participant Agreement with the Distributor and accepted by State Street. Transactions of Creation Units generally consist of an in-kind designated portfolio of securities (“Deposit Securities”), with a cash component equal to the difference between the Deposit Securities and the NAV per unit of the Fund on the transaction date. The Fund may require cash to replace Deposit Securities if such securities are not available in sufficient quantities for delivery, are not eligible to be transferred or traded, are restricted under securities laws, or as a result of other situations.

Beneficial Interest transactions were as follows:

	For the Year Ended July 31, 2025	For the Period September 29, 2023 (Commencement of Operations) through July 31, 2024
Shares sold	2,920,000	2,381,164
Shares redeemed	(950,000)	(490,000)
Net increase in shares outstanding	1,970,000	1,891,164

NOTE 6 - TAX BASIS DISTRIBUTIONS AND TAX BASIS INFORMATION

As determined on July 31, 2025, permanent differences resulting primarily from in-kind redemptions were reclassified at fiscal year-end. These reclassifications had no effect on net increase in net assets resulting from operations, net assets applicable to common stockholders or net asset value per common share outstanding. Permanent book and tax basis differences of $9,283,026 and $(9,283,026) were reclassified at July 31, 2025 among paid-in capital and total distributable earnings/(accumulated deficit), respectively, for the Fund.

The character of distributions paid on a tax basis during the year ended July 31, 2025 were as follows:

Fund	Ordinary Income	Long-Term Capital Gain
Sovereign’s Capital Flourish Fund	$273,101	$–

The character of distributions paid on a tax basis during the period ended July 31, 2024 were as follows:

Fund	Ordinary Income	Long-Term Capital Gain
Sovereign’s Capital Flourish Fund	$51,290	$–

Sovereign’s Capital Flourish Fund

NOTES TO FINANCIAL STATEMENTS

July 31, 2025 (Continued)

The amount of net unrealized appreciation/depreciation and the cost of investment securities for tax purposes at July 31, 2025 were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Appreciation/ (Depreciation) of Foreign Currency	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes(a)
Sovereign’s Capital Flourish Fund	$9,551,633	$(12,372,275)	$–	$(2,820,642)	$117,287,451

(a)

Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to various book-to-tax differences. Those differences primarily relate to wash sale adjustments for the Fund.

As of July 31, 2025, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Unrealized Appreciation/ (Depreciation)	Total
Sovereign’s Capital Flourish Fund	$396,984	$(6,247,673)	$(2,820,642)	$(8,671,331)

As of July 31, 2025, the following amount is available as capital loss carry forwards to the next tax year:

Fund	No Expiration Short-Term	No Expiration Long-Term
Sovereign’s Capital Flourish Fund	$(4,381,564)	$(1,866,109)

NOTE 7 - INDEMNIFICATIONS

In the normal course of business, the Trust or Fund enters into contracts that contain a variety of representations which provide general indemnifications. Additionally, the Declaration of Trust provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust against certain liabilities arising out of the performance of their duties. The Fund’s maximum exposure under these arrangements is unknown, however, the Fund expects the risk of loss to be remote.

NOTE 8 - SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date these financial statements were issued and has determined that there were no subsequent events to report through the issuance of these financial statements.

Sovereign’s Capital Flourish Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Sovereign’s Capital Flourish Fund and Board of Trustees of Elevation Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Sovereign’s Capital Flourish Fund (the “Fund”), a series of Elevation Series Trust, as of July 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets and financial highlights for the year then ended and for the period from September 29, 2023 (commencement of operations) through July 31, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations for the year then ended, and the changes in net assets and financial highlights for the year then ended and for the period from September 29, 2023 (commencement of operations) through July 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.

Greenwood Village, Colorado

September 19, 2025

Sovereign’s Capital Flourish Fund

UNAUDITED TAX DESIGNATIONS AND ADDITIONAL INFORMATION

July 31, 2025 (Unaudited)

The Fund designated the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2024:

Qualified Dividend Income Percentage	100.00%

Dividends Received Deduction	100.00%

In early 2025, if applicable, shareholders of record received this information for the distributions paid to them by the Fund during the calendar year 2024 via Form 1099. The Fund will notify shareholders in early 2026 of amounts paid to them by the Fund, if any, during the calendar year 2025.

PROXY VOTING

The policies and procedures used by the Fund to determine how to vote proxies relating to portfolio securities held by the Fund are available, without charge, (i) on the SEC's website at www.sec.gov or (ii) by calling toll-free (877) 524-9155. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge at www.sec.gov or by calling toll-free (877) 524-9155.

Fund distributed by Paralel Distributors LLC

Must be accompanied or preceded by a prospectus.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by this report.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid by the Registrant is included in the financial statements as part of the report to shareholders filed under Item 7 of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees have been implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Code of Ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.
(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)

Certifications as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ELEVATION SERIES TRUST

By:	/s/ Bradley Swenson
Bradley Swenson, President (Principal Executive Officer)

Date:	September 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the date indicated.

By:	/s/ Bradley Swenson
Bradley Swenson, President (Principal Executive Officer)

Date:	September 29, 2025

By:	/s/ Nicholas Austin
Nicholas Austin, Treasurer (Principal Financial Officer)

Date:	September 29, 2025